Bonds and money market funds - Summary of detailed information about bonds and money market funds (Detail) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Schedule Of Detailed Information About Bonds And Money Market Funds Abstract [Abstract]
Bonds	$ 634	$ 5,246
Money market funds	7,397	7,337
Bonds and money market funds	8,031	12,583
Current portion	$ (8,031)	(11,964)
Non-current portion		$ 619